Transactions With Affiliates - LTIP Award Activity Table (details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested RollForward
Phantom units outstanding at beginning of year	23,978	17,503	21,970
Vested	(14,260)	(15,119)	(19,751)
Granted	15,901	21,594	15,284
Phantom units outstanding at end of year	25,619	23,978	17,503
Value Per Unit of Phantom Units Outstanding	$ 41.77	$ 33.92	$ 20.19	$ 15.02
Value Per Unit of Phantom Units Vested during the Period	$ 33.20	$ 20.51	$ 15.02
Value Per Unit of Phantom Units Granted during the Period	$ 45.91	$ 35.66	$ 20.94